Details of Significant Accounts - Share capital - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 29, 2023 shares	Nov. 24, 2023 shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Share capital
Authorized capital | $			$ 82,000	$ 82,000	$ 82,000
Number of shares authorized (in shares)					820,000,000
Shares reserved for employee stock options (in shares)			30,000,000	30,000,000	45,000,000
Capital stock | $			$ 10,192	$ 11,826	$ 30,152
Number of shares of ordinary stock (in shares)					301,521,000
Shares retired (in shares)			16,320,000
Number of shares surrendered by shareholder (in shares)			27,000
Ordinary shares (in USD per share) | $ / shares				$ 0.1	$ 0.1
Number of class B ordinary share convertible into class A ordinary share			1
Perfect Class A Ordinary Shares
Share capital
Number of shares authorized (in shares)			700,000,000	700,000,000
Capital stock | $			$ 8,513	$ 10,147
Number of shares of ordinary stock (in shares)			85,128,000	101,475,000
Shares retired (in shares)		16,129,010	(16,347,000)
Number of shares surrendered by shareholder (in shares)	27,000
Ordinary shares (in USD per share) | $ / shares			$ 0.1	$ 0.1
Number of votes per share | Vote			1
Perfect Class B Ordinary Shares
Share capital
Number of shares authorized (in shares)			90,000,000	90,000,000
Capital stock | $			$ 1,679	$ 1,679
Number of shares of ordinary stock (in shares)			16,789,000	16,789,000
Shares retired (in shares)			0
Ordinary shares (in USD per share) | $ / shares			$ 0.1	$ 0.1
Number of votes per share | Vote			10